CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,578,184)	¥ (81,587,998)	¥ (136,458,901)	¥ 81,244,474
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	874,428	6,161,834	6,844,237	6,674,311
Amortization of operating lease right-of-use assets	152,672	1,075,834	1,589,078
Provision for doubtful accounts	(38,906)	(274,155)	2,976,474	515,345
Deferred tax expense (benefits)	(573,041)	(4,038,047)	(880,475)	(841,948)
Provision for inventory reserve				88,047
Interest income				(626,054)
Impairment loss for unconsolidated entities			1,600,000
Loss on disposal fixed assets			3,285	365,636
Change in fair value of warrant liabilities	(52,927)	(372,961)	(4,415,328)
Stock compensation expense	4,564,468	32,164,435
Impairment loss for intangible assets	547,000	3,854,547
Impairment loss for goodwill	3,002,242	21,155,897
Loss on disposal of subsidiaries	(269,684)	(1,900,379)
Change in operating assets and liabilities:
Accounts receivable	10,044,956	70,783,791	(15,072,501)	11,479,621
Prepayment and other current assets	(1,235,572)	(8,706,708)	(5,544,532)	4,324,504
Inventories	54,499	384,038	167,562	2,855,093
Prepayments and deposits	15,119	106,536	32,688	177,350
Accounts payable	(8,499,571)	(59,893,927)	14,191,808	(6,012,590)
Operating lease liabilities	(148,982)	(1,049,831)	(1,482,308)
Advance from customers	(166,487)	(1,173,186)	2,545,326	(698,465)
Other payables and accrued liabilities	(631,740)	(4,451,683)	1,891,849	2,066,507
Taxes payable	3,314	23,354	(2,647,030)	1,382,989
Net cash provided by (used in) operating activities	(3,936,396)	(27,738,609)	(134,658,768)	102,994,820
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for business acquisition payable - related parties				(50,000,000)
Loan proceeds to third parties			(10,339,518)	(90,268,908)
Loan repayment from third parties			23,668,959	57,906,587
Purchases of property and equipment	(109,926)	(774,615)	(1,821,918)	(135,676)
Cash received on fixed assets disposal				600
Investments in unconsolidated entities	(85,146)	(600,000)		(1,600,000)
Net cash (used in) provided by investing activities	(195,072)	(1,374,615)	11,507,523	(84,097,397)
CASH FLOWS FROM FINANCING ACTIVITIES:
Amounts advanced from related parties				1,806,084
Amounts advanced to related parties			(40,280)
Repayments from related parties	8,554	60,280		8,703,084
Repayments to related parties	(49,669)	(350,000)	(370)	(10,643,080)
Repayments of third-party loan	(1,051,003)	(7,406,104)	(90,000)	(1,167,504)
Cash received from recapitalization			223,513,290
Proceeds of third-party loan	1,404,913	9,900,000	500,000
Net cash provided by/(used in) financing activities	312,795	2,204,176	223,882,640	(1,301,416)
EFFECT OF EXCHANGE RATE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(296,539)	1,826,601	2,381,611	(271,402)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(4,115,212)	(25,082,447)	103,113,006	17,324,605
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	21,910,338	151,119,985	48,006,979	30,682,374
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	17,795,126	126,037,538	151,119,985	48,006,979
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes			4,201	72,041
Cash paid for interest	3,752	26,442	38,084	20,177
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of right-of-use assets and lease liabilities	132,285	932,174	5,653,603
Cash and cash equivalents	17,795,126	126,037,538	151,119,985	48,006,979
Total cash and cash equivalents shown in the consolidated statements of cash flows	$ 17,795,126	¥ 126,037,538	¥ 151,119,985	¥ 48,006,979